Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 795,000.00
Previously Paid Amount	0.00
Total Fee Amount	117.34
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 117.34
Narrative - Max Aggregate Offering Price	$ 795,000.00
Final Prospectus	true